Prepaid Expesnes and Other Accounts Receivavable	12 Months Ended
Dec. 31, 2022
Prepaid Expesnes and Other Accounts Receivavable [Abstract]
PREPAID EXPESNES AND OTHER ACCOUNTS RECEIVAVABLE

NOTE 5:- PREPAID EXPESNES AND OTHER ACCOUNTS RECEIVAVABLE

The following table summarizes the composition of the Group’s prepaid expenses and other accounts receivable:

	December 31,
	2022	2021
Prepaid expenses and advances to suppliers	$42,190	$48,871
Government authorities	17,908	20,911
Employees	430	326
Related Parties	281	278
Others	3,726	1,732
	$64,535	$72,118